CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 127,909,840	$ 74,523,782
Accounts receivable, net	150,000
Amounts due from related parties	$ 3,025	$ 17,349
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Prepayments and other current assets	$ 4,345,758	$ 2,834,034
Total current assets	132,408,623	77,375,165
Property, equipment and software, net	716,616	717,374
Operating lease right-of-use assets	390,535	145,535
Other non-current assets	59,794	25,223
TOTAL ASSETS	133,575,568	78,263,297
Current liabilities:
Accounts payable	15,538,937	2,884,507
Contract liabilities	$ 2,182,770	3,462,683
Amounts due to related parties		$ 10,347,200
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Accruals and other current liabilities	$ 2,580,704	$ 2,790,794
Income tax payable		410,198
Warrant liabilities	1,178,702	205,146
Short-term borrowings	4,404,704	4,268,154
Current portion of long-term borrowings	293,647	711,359
Current portion of operating lease liabilities	181,733	92,055
Total current liabilities	26,361,197	25,172,096
Long-term borrowings	1,027,764	1,138,174
Operating lease liabilities	183,189	53,480
TOTAL LIABILITIES	27,572,150	26,363,750
Commitments and contingencies
Mezzanine equity:
Series A non-voting contingently redeemable convertible preferred shares (par value of US$0.0001 per share; and 1,062,500 shares authorized, issued and outstanding as of December 31, 2025 and June 30, 2026, respectively)	16,550,000	16,550,000
Shareholders' equity:
Ordinary shares (par value of US$0.0001 per share; 640,000,000 shares authorized, and 59,231,993 shares issued and outstanding as of December 31, 2025; and 640,000,000 shares authorized, and 83,929,180 shares issued and outstanding as of June 30, 2026)	8,393	5,923
Additional paid-in capital	436,768,742	366,043,455
Accumulated other comprehensive loss	(2,159,885)	(1,914,831)
Accumulated deficit	(345,163,832)	(328,785,000)
Total shareholders' equity	89,453,418	35,349,547
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' EQUITY	$ 133,575,568	$ 78,263,297